Net Loss Per Share (Details) - Schedule of basic and diluted net loss per share (Parentheticals)	6 Months Ended
	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 ¥ / shares shares	Jun. 30, 2021 ¥ / shares shares
Schedule Of Basic And Diluted Net Loss Per Share Abstract
Weighted average ordinary shares used in computing diluted loss per share	4,373,728	4,373,728	4,225,852
Diluted net loss per share | (per share)	$ (7.83)	¥ (52.42)	¥ (70.55)